Fair Value of Assets and Liabilities - Changes in Level 3 Financial liabilities (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Opening balance		€ 92,693
Closing balance		77,942	€ 92,693
Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		910	1,242
Effect of change in accounting policy due to the implementation of IFRS 9			4
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	118	(58)
Issue of liabilities		154	587
Early repayment of liabilities		(40)	(106)
Maturity/settlement		(511)	(49)
Transfers into Level 3		62	131
Transfers out of Level 3		(202)	(844)
Exchange rate differences			0
Changes in the composition of the group and other changes			(2)
Closing balance		490	910
Level 3 [member] | Trading liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		122	1,073
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	102	(67)
Issue of liabilities		72	42
Early repayment of liabilities		(30)	(87)
Maturity/settlement		(32)	(37)
Transfers into Level 3		13	39
Transfers out of Level 3		(52)	(844)
Exchange rate differences			0
Changes in the composition of the group and other changes			2
Closing balance		195	122
Level 3 [member] | Non-trading derivatives liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		80	68
Effect of change in accounting policy due to the implementation of IFRS 9			4
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	(16)	8
Issue of liabilities		46
Early repayment of liabilities		0
Closing balance		110	80
Level 3 [member] | Financial liabilities designated as at fair value through profit and loss [member]
Disclosure of fair value measurement of liabilities [line items]
Opening balance		708	101
Realised gain/loss recognised in the statement of profit or loss during the period	[1]	32	1
Issue of liabilities		35	545
Early repayment of liabilities		(10)	(20)
Maturity/settlement		(479)	(11)
Transfers into Level 3		49	92
Transfers out of Level 3		(150)
Exchange rate differences			0
Closing balance		€ 184	€ 708

[1]

Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR 115 million of unrealised gains and losses recognised in the statement of profit or loss.